Lease (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Schedule of future lease payments under operating leases
Year ending March 31,	March 31, 2020
2021	$68,528
2022	-
2023	-
2024
2025
Thereafter	-
Total future lease payments	$68,528

Less: Imputed interest	5,185
Total lease liability balance	$63,343